Operating Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Operating Leases [Abstract]
Schedule of Undiscounted Cash Payment Obligations for Its Non-Cancelable Lease Liabilities	The following table summarizes the Company’s undiscounted cash payment obligations for its non-cancelable lease liabilities through the end of the expected term of the lease:
2024	$38,046
2025	76,092
2026	—
2027	—
2028	—
Total undiscounted cash payments	114,138
Less interest	(5,980)
Present value of payments	$108,158
The following table summarizes the Company’s undiscounted cash payment obligations for its non-cancelable lease liabilities through the end of the expected term of the lease:
2024	$2,714
2025	-
2026	-
2027	-
2028	-
Total undiscounted cash payments	2,714
Less interest	-
Present value of payments	$2,714